Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Lease Commitments - Future Minimum Payments [Abstract]
October 1 to December 31, 2014	$ 7,230
2015	28,934
2016	28,619
2017	28,544
2018	27,235
Thereafter	169,627
Total minimum annual payments under all noncancelable operating leases	$ 290,189